Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Troubled Debt Restructurings of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 17,615	¥ 11,450	¥ 7,020
Post-modification outstanding recorded investment	14,887	8,946	5,472
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	7,971	1,526	68
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	9,632	10,721	6,436
Post-modification outstanding recorded investment	7,015	8,253	4,890
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	99	1,526	68
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	12	640	71
Post-modification outstanding recorded investment	12	587	23
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,169	2,120	2,405
Post-modification outstanding recorded investment	1,589	1,687	1,910
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	25	47	45
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	7,451	7,961	3,960
Post-modification outstanding recorded investment	5,414	5,979	2,957
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	74	1,479	23
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	7,983	729	584
Post-modification outstanding recorded investment	7,872	693	582
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	7,872
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	3,460		575
Post-modification outstanding recorded investment	3,460		575
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	3,460
Corporate borrowers | Other Corporate Loan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	4,523	729	9
Post-modification outstanding recorded investment	4,412	¥ 693	¥ 7
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	¥ 4,412